Trade and other payables (Details Textual) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeAndOtherPayablesExplanatoryLineItems [Line Items]
Current advances received	€ 797	€ 526
Hydrocarbons [Member]
DisclosureOfTradeAndOtherPayablesExplanatoryLineItems [Line Items]
Current advances received	180
Exploration & Production Segment [Member]
DisclosureOfTradeAndOtherPayablesExplanatoryLineItems [Line Items]
Current advances received	€ 444	€ 153